Fair Value Measurements - Additional Information (Details) - Rigetti Holdings Inc [Member] - USD ($)	11 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability)		$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	$ 0